EMPLOYEE BENEFITS OBLIGATIONS - Employee Benefit Obligation (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	$ (122.5)	$ (33.0)
Employee benefit assets	(11.6)	(65.7)
Employee benefit obligations	134.1	98.7
Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	(13.3)	65.7
Funded and unfunded defined benefit pension obligations | Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	(599.2)	(476.3)	$ (590.7)
Funded and unfunded defined benefit pension obligations | Unfunded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	(109.2)	(98.7)	(91.8)
Fair value of plan assets | Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	$ 585.9	$ 542.0	$ 641.7